Investees (Details 1) - Bezeq [Member] - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NIS 0.25 per share [Member]
Disclosure of subsidiaries [line items]
Dividend payable	₪ 686
Dividend per share	₪ 0.25
NIS 0.47 per share [Member]
Disclosure of subsidiaries [line items]
Dividend payable		1,286
Dividend per share	₪ 0.47
NIS 0.52 per share [Member]
Disclosure of subsidiaries [line items]
Dividend payable			₪ 144
Dividend per share	₪ 0.52